Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in financial assets and real estate [line items]
Total	€ 76,020	€ 73,865
Investments in real estate	514	488	€ 502
Total investments	293,716	266,382
Financial Assets Excluding Derivatives Category [Member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	54,677	50,354
Financial assets measured at FVOCI – no recycling	39	10
Financial assets measured at amortized cost	10,645	10,227
Financial assets measured at FVPL – designated	220,180	195,916
Financial assets measured at FVPL – mandatory	7,661	9,386
Total	293,202	265,894
Investments in real estate	514	488
Total investments	293,716	266,382
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	117,167	107,714
Total	117,167	107,714
Investments in real estate	237	227
Total investments	117,405	107,941
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	46,719	44,404
Financial assets measured at FVOCI – no recycling	38	9
Financial assets measured at amortized cost	8,220	7,941
Financial assets measured at FVPL – designated	1,926	2,078
Financial assets measured at FVPL – mandatory	6,690	8,889
Total	63,593	63,321
Investments in real estate	57	55
Total investments	63,651	63,376
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	23,687	47,759
Total	23,687	47,759
Investments in real estate	150	152
Total investments	23,837	47,911
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts Without Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling		5,854
Financial assets measured at amortized cost		2,216
Financial assets measured at FVPL – designated		19
Financial assets measured at FVPL – mandatory		386
Total		8,474
Total investments		8,474
Financial Assets Excluding Derivatives Category [Member] | Non Insurance Related Investment [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	7,958	97
Financial assets measured at FVOCI – no recycling	1	1
Financial assets measured at amortized cost	2,425	70
Financial assets measured at FVPL – designated	77,400	38,347
Financial assets measured at FVPL – mandatory	970	111
Total	88,754	38,626
Investments in real estate	70	54
Total investments	€ 88,823	€ 38,680